Land and Other Inventories	12 Months Ended
Dec. 31, 2015
Land and Other Inventories [Abstract]
Land and Other Inventories

Land and Other Inventories

Land and other inventories consist of the following (in thousands):

	December 31,
	2015	2014
Land held for future development	$21,403	$20,844
Land developed and in process of development	348,648	269,764
Homes completed or under construction	212,480	92,576
Total	$582,531	$383,184

We capitalize interest to inventories during the period of development in accordance with ASC 835, Interest ("ASC 835").  Homebuilding interest capitalized as cost of inventories is included in cost of sales as related units or lots are sold.  To the extent our homebuilding debt exceeds our qualified assets, as defined in ASC 835, we expense a portion of interest incurred.  Qualified homebuilding assets consist of land, lots and homes, excluding finished unsold homes or finished models, that are under development or construction.

The following table represents interest incurred, interest capitalized, and interest expense for 2015, 2014 and 2013 (in thousands):

	For the Year Ended
	2015	2014	2013
Interest incurred	$28,207	$18,107	$9,296
Interest capitalized	(19,168)	(12,302)	(6,466)
Interest expense	$9,039	$5,805	$2,830